Segment Reporting - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) Segments Region	Jun. 30, 2025 USD ($) Segments
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of reportable segments | Segments		6
Number of geographical regions | Region	5
Net revenue	$ 31,927	$ 28,632
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	29,225	26,150	[1]
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 2,702	$ 2,482	[1]

[1]	Amended to conform to the 2026 presentation.